Capital Structure and Equity Incentive Plan (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Oct. 28, 2015	Apr. 27, 2017	Oct. 28, 2015	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Structure And Equity Incentive Plan [Line Items]
Common stock, share authorized				450,000,000	450,000,000	450,000,000
Preferred stock, share authorized				50,000,000	50,000,000	50,000,000
Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001
Common stock, par value				$ 0.001	$ 0.001	$ 0.001
Common stock, share outstanding				18,277,893	18,277,893	18,244,671
Preferred stock, share issued				0	0	0
Subsequent Events
Capital Structure And Equity Incentive Plan [Line Items]
Common stock offering amount		$ 10,000
Equity Incentive Plan
Capital Structure And Equity Incentive Plan [Line Items]
Percentage of outstanding stock	15.00%
Equity Incentive Plan | Directors Officers And Employees
Capital Structure And Equity Incentive Plan [Line Items]
Restricted shares issued			33,222
Percentage of outstanding stock			15.00%